Background, Organization, and Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average basic shares (in shares)	65,558	59,145	55,998
Effect of dilutive securities:
Restricted stock units (in shares)	0	114	78
Weighted average diluted shares (in shares)	65,558	59,259	56,076
Number of performance share units granted (in shares)	144	104	69
Restricted Stock Units (RSUs)
Effect of dilutive securities:
Antidilutive securities (in shares)	157